Right-of-use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets Rollforward
Balance at the beginning	$ 496,678
Balance at the end	627,813	$ 496,678
Lease liabilities
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,165,099	1,055,198
Additions	354,071	75,417
Effect of business combinations (Note 12)		255,503
Amortization of the period	0	0
Remeasurements(1)	18,644	80,068
Impairment loss	0	0
Disposals	(31,957)	(64,726)
Finance cost	70,250	49,694
Repayment of borrowings and interests	(434,555)	(336,030)
Transfers	(1,877)	2,615
Exchange difference	72,671	47,360
Balance at the end	1,212,346	1,165,099
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	77,019	0
Additions	40,642	22,871
Effect of business combinations (Note 12)		75,836
Amortization of the period	(24,751)	(6,897)
Remeasurements(1)	(114)	0
Impairment loss	$ 0	$ 0
Disposals	(4,701)	0
Transfers	$ (584)	$ (214)
Exchange difference	8,723	(14,577)
Balance at the end	96,234	77,019
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	199,070	93,472
Additions	100,070	22,190
Effect of business combinations (Note 12)		121,042
Amortization of the period	(61,814)	(39,109)
Remeasurements(1)	(24,524)	26,057
Impairment loss	$ (1,244)	$ (5,802)
Disposals	(2,696)	(14,540)
Transfers	$ (108)	$ (11,676)
Exchange difference	35,304	7,436
Balance at the end	244,058	199,070
Plant and Equipments [member]
Right of Use Assets Rollforward
Balance at the beginning	121,384	133,939
Additions	71,013	10,037
Effect of business combinations (Note 12)		13,779
Amortization of the period	(60,359)	(61,186)
Remeasurements(1)	7,505	48,803
Impairment loss	$ (4,042)	$ (20,608)
Disposals	(23,010)	0
Transfers	$ 595	$ (363)
Exchange difference	6,448	(3,017)
Balance at the end	119,534	121,384
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	99,205	150,475
Additions	142,346	20,319
Effect of business combinations (Note 12)		19,550
Amortization of the period	(102,198)	(86,830)
Remeasurements(1)	16,779	5,045
Impairment loss	$ (5,499)	$ (5,373)
Disposals	(215)	(98)
Transfers	$ (43)	$ (1,134)
Exchange difference	17,612	(2,749)
Balance at the end	167,987	99,205
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	496,678	377,886
Additions	354,071	75,417
Effect of business combinations (Note 12)		230,207
Amortization of the period	(249,122)	(194,022)
Remeasurements(1)	(354)	79,905
Impairment loss	$ (10,785)	$ (31,783)
Disposals	(30,622)	(14,638)
Transfers	$ (140)	$ (13,387)
Exchange difference	68,087	(12,907)
Balance at the end	$ 627,813	$ 496,678